Commitments and contingencies - Summary of Minimum Operating Lease Obligations for Its Premises Due in Future Fiscal Years (Detail) $ in Thousands	Dec. 31, 2017 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	$ 456
2018 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	81
2019 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	88
2020 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	92
2021 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	92
2022 [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	95
Later Than Five Years And Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum operating lease obligations	$ 8